Commitments and Contingencies	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Commitments and Contingencies	Commitments and Contingencies
Commitment with a Government Agency

In connection with a contract with a government agency, the Company entered into a commitment to acquire equipment and services from vendors totaling $6.7 million, all of which is reimbursable. For the three and nine months ended September 30, 2020, the Company received reimbursements of $1.4 million and $5.3 million, respectively, from the government agency. As of September 30, 2020, the remaining commitment under the contract was approximately $1.4 million. For the three and nine months ended September 30, 2020, the Company paid $616 thousand and $4.1 million, respectively, for equipment purchases. As of September 30, 2020, the remaining accounts payable to the vendors was approximately $798 thousand.

Operating Leases

The Company leases office and fabrication space in Goleta, California, and office spaces in San Jose, California and in Japan under noncancelable operating lease agreements. The terms of certain leases provide for escalating rental payments through the term of the lease. The Company recognizes rent expense on a straight-line basis over the lease term and accrues for rent expense incurred but not paid.

As of September 30, 2020, future minimum operating lease commitments were as follows (in thousands):

Year Ending December 31,	Amount
2020	$180
2021	571
2022	163
Total	$914

The Company recorded rent expense, net of rental income, which includes common area maintenance fees in addition to the base rent, of $228 thousand and $233 thousand for the three months ended September 30, 2020 and 2019, respectively, and $655 thousand and $672 thousand for the nine months ended September 30, 2020 and 2019, respectively. Rental income from a noncancelable sublease was $45 thousand for each of the three months ended
September 30, 2020 and 2019, and $136 thousand for each of the nine months ended September 30, 2020 and 2019. As of September 30, 2020, the future minimum rental payments to be received under the noncancelable sublease are $78 thousand through February 2021.

Contingencies

During the ordinary course of business, the Company may become a party to legal proceedings incidental to its business. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimated. Legal cost is expensed as incurred. The Company is not aware of any material legal claims or assessments. Although the results of litigation and claims are inherently unpredictable, management believes there was not at least a reasonable possibility that the Company had incurred a material loss with respect to any loss contingencies as of September 30, 2020 and through the issuance of these financial statements.

Indemnification

The Company from time to time enters into types of contracts that contingently require the Company to indemnify parties against third-party claims. These contracts primarily relate to: (1) real estate leases, under which the Company may be required to indemnify property owners for environmental and other liabilities and for other claims arising from the Company’s use of the applicable premises; (2) agreements with the Company’s officers, directors, and employees, under which the Company may be required to indemnify such persons from liabilities arising out of their relationship; (3) indemnifying customers in the event of product failure; and (4) agreements with outside parties that use the Company’s intellectual property, under which the Company may indemnify for copyright or patent infringement related specifically to the use of such intellectual property.

Historically, the Company has not been required to make payments under these obligations, and no liabilities have been recorded for these obligations in the Company’s condensed consolidated financial statements.
Commitments and Contingencies
Operating Leases

The Company leases office and fabrication space in Goleta, California, and office spaces in San Jose, California and in Japan under noncancelable operating lease agreements. The terms of certain leases provide for escalating rental payments through the term of the lease. The Company recognizes rent expense on a straight-line basis over the lease term and accrues for rent expense incurred but not paid.

As of December 31, 2019, future minimum operating lease commitments were as follows (in thousands):

Year Ending December 31,	Amount
2020	$705
2021	489
2022	163
Total	$1,357

The Company recorded rent expense, net of rental income, which includes common area maintenance fees in addition to the base rent, of $897 thousand and $915 thousand for the years ended December 31, 2019 and 2018, respectively. Rental income from noncancelable sublease was $182 thousand and $121 thousand for the years ended December 31, 2019 and 2018. As of December 31, 2019, the future minimum rental payments to be received under the noncancelable sublease is $217 thousand through February 2021.

Contingencies

During the ordinary course of business, the Company may become a party to legal proceedings incidental to its business. The Company accrues contingent liabilities when it is probable that future expenditures will be made and such expenditures can be reasonably estimable. Legal cost is expensed as incurred. The company is not aware of any material legal claims or assessments, although the results of litigation and claims are inherently unpredictable, management believes there was not at least a reasonable possibility that the Company had incurred a material loss with respect to such loss contingencies as of December 31, 2019 and through date of this report.

Indemnification

The Company from time to time enters into types of contracts that contingently require the Company to indemnify parties against third-party claims. These contracts primarily relate to: 1) real estate leases, under which the Company may be required to indemnify property owners for environmental and other liabilities and for other claims arising from the Company’s use of the applicable premises; 2) agreements with the Company’s officers, directors, and employees, under which the Company may be required to indemnify such persons from liabilities arising out of their relationship; 3) indemnifying customers in the event of product failure; and 4) agreements with outside parties that use the Company’s intellectual property, under which the Company may indemnify for copyright or patent infringement related specifically to the use of such intellectual property.

Historically, the Company has not been required to make payments under these obligations, and no liabilities have been recorded for these obligations in the Company’s consolidated financial statements.